Condensed Consolidated Interim Statements of Financial Position (Unaudited) - CAD ($)	Mar. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 2,126,103	$ 6,252,409
Receivables	577,669	573,390
Inventory	1,968,547	1,532,263
Prepaids and Deposits	1,179,306	724,513
Total current assets	5,851,625	9,082,575
Equipment	510,267	529,542
Intangible assets	42,884	45,141
Investments	21,459	14,286
Receivables	156,200	156,200
Right of use assets	336,662	372,344
TOTAL ASSETS	6,919,097	10,200,088
Current Liabilities
Trade payables and accrued liabilities	2,484,349	2,399,187
Customer deposits	426,527	466,295
Deferred income	37,221	18,542
Derivative liability	2,040,291	2,198,121
Lease liabilities	157,994	154,147
Total current liabilities	5,146,382	5,236,292
Non-current Liabilities
Deferred Income	63,164	68,139
Lease liabilities	232,903	273,874
TOTAL LIABILITIES	5,442,449	5,578,305
SHAREHOLDERS’ EQUITY
Share capital	111,222,778	110,742,984
Reserves - share-based payments	7,507,087	7,698,304
Reserves - warrants	3,776,428	3,776,428
Accumulated deficit	(120,890,654)	(117,465,829)
Accumulated other comprehensive income	(138,991)	(130,104)
TOTAL SHAREHOLDERS’ EQUITY	1,476,648	4,621,783
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 6,919,097	$ 10,200,088